Note 2: Summary of Significant Accounting Practices: Property and Equipment: Schedule of Plant, Property and Equipment (Tables)	12 Months Ended
May 31, 2013
Tables/Schedules
Schedule of Plant, Property and Equipment

Schedule of Plant, Property and Equipment

Description	May 31, 2013	May 31, 2012
Plant - Oil Wells: Beginning of year	$0	$0
Work in Progress-Intangible	$694,035	$0
Work in Progress-Tangible	$140,965	$0
Rights (leases)	$107,250	$0
Subtotal	$942,250	$0
Depletion	$0	$0
Depreciation	$0	$0
Net Plant - Oil Wells: End of year	$942,250	$0